Retail | Treasury Fund
Fund Summary Fund/Class: Treasury Fund/Fidelity Treasury Fund
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Treasury Fund Fidelity Treasury Fund
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Retail Treasury Fund Fidelity Treasury Fund
Management fee		0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.17%
Total annual operating expenses		0.42%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Retail Treasury Fund Fidelity Treasury Fund
1 year	43
3 years	135
5 years	235
10 years	530

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Treasury securities and repurchase agreements for those securities (effective May 31, 2015, normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities).
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Daily Money Class shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information for Daily Money Class.

Performance history will be available at www.fidelity.com for Fidelity Treasury Fund, a class of shares of Treasury Fund after the class has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Daily Money Class of the fund, a class of shares not offered through this prospectus. The class of shares offered through this prospectus would have substantially similar annual returns to Daily Money Class because the classes are invested in the same portfolio of securities. The class of shares offered through this prospectus does not charge a 12b-1 fee, while Daily Money Class charges a 12b-1 fee of 0.25%. Including 12b-1 fees in a performance calculation produces a lower return.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.17%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2014

Average Annual Returns For the periods ended December 31, 2014
Average Annual Total Returns		Past 1 year	Past 5 years	Past 10 years
Retail Treasury Fund Daily Money Class	[1]	0.01%	0.01%	1.24%
[1]	The returns shown above are for Daily Money Class of the fund, a class of shares not offered through this prospectus. The class of shares offered through this prospectus would have substantially similar annual returns to Daily Money Class because the classes are invested in the same portfolio of securities. The class of shares offered through this prospectus does not charge a 12b-1 fee, while Daily Money Class charges a 12b-1 fee of 0.25%. Including 12b-1 fees in a performance calculation produces a lower return.

[1]	The returns shown above are for Daily Money Class of the fund, a class of shares not offered through this prospectus. The class of shares offered through this prospectus would have substantially similar annual returns to Daily Money Class because the classes are invested in the same portfolio of securities. The class of shares offered through this prospectus does not charge a 12b-1 fee, while Daily Money Class charges a 12b-1 fee of 0.25%. Including 12b-1 fees in a performance calculation produces a lower return.